Segment information - Segment Revenue and Assets by Geography (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure of geographical areas [line items]
Revenue	€ 17,320	€ 13,763	€ 10,606
Non-current assets other than financial instruments and deferred tax assets	22,558	23,044
Europe
Disclosure of geographical areas [line items]
Revenue	13,529	11,584	10,606
Non-current assets other than financial instruments and deferred tax assets	14,796	15,225
Iberia
Disclosure of geographical areas [line items]
Revenue	3,034	2,495	2,173
Non-current assets other than financial instruments and deferred tax assets	6,401	6,644
Germany
Disclosure of geographical areas [line items]
Revenue	2,682	2,335	2,270
Non-current assets other than financial instruments and deferred tax assets	3,091	3,077
Great Britain
Disclosure of geographical areas [line items]
Revenue	3,088	2,613	2,203
Non-current assets other than financial instruments and deferred tax assets	2,469	2,680
France
Disclosure of geographical areas [line items]
Revenue	2,089	1,813	1,709
Non-current assets other than financial instruments and deferred tax assets	896	887
Belgium/Luxembourg
Disclosure of geographical areas [line items]
Revenue	1,042	926	892
Non-current assets other than financial instruments and deferred tax assets	613	600
Netherlands
Disclosure of geographical areas [line items]
Revenue	682	557	529
Non-current assets other than financial instruments and deferred tax assets	428	432
Norway
Disclosure of geographical areas [line items]
Revenue	404	391	423
Non-current assets other than financial instruments and deferred tax assets	242	247
Sweden
Disclosure of geographical areas [line items]
Revenue	421	375	337
Non-current assets other than financial instruments and deferred tax assets	349	379
Iceland
Disclosure of geographical areas [line items]
Revenue	87	79	70
Non-current assets other than financial instruments and deferred tax assets	36	34
Other unallocated
Disclosure of geographical areas [line items]
Non-current assets other than financial instruments and deferred tax assets	271	245
Total API
Disclosure of geographical areas [line items]
Revenue	3,791	2,179	0
Non-current assets other than financial instruments and deferred tax assets	7,762	7,819
Australia
Disclosure of geographical areas [line items]
Revenue	2,339	1,359	0
Non-current assets other than financial instruments and deferred tax assets	5,281	5,356
New Zealand and Pacific Islands
Disclosure of geographical areas [line items]
Revenue	649	377	0
Non-current assets other than financial instruments and deferred tax assets	1,755	1,751
Indonesia and Papua New Guinea
Disclosure of geographical areas [line items]
Revenue	803	443	€ 0
Non-current assets other than financial instruments and deferred tax assets	€ 726	€ 712